Subsequent Events (Details)			12 Months Ended
	Jul. 09, 2025 shares	Jul. 08, 2025 USD ($) shares	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	May 19, 2025 CNY (¥)	May 16, 2025 CNY (¥)	Apr. 28, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Oct. 31, 2024 shares
Subsequent Events [Line Items]
Borrowings			¥ 390,440,095	¥ 318,540,732					$ 54,392,479
Warrants | shares										0.1
Issuance of shares | ¥				¥ 284,196,000	¥ 216,378,193
Forecast [Member]
Subsequent Events [Line Items]
Sale of ordinary shares | shares		16,987,542
Purchase ordinary shares | shares	4,033,790
Forecast [Member] | Crystal Peak Investment Inc. [Member]
Subsequent Events [Line Items]
Issuance of shares | $		$ 15,000,000
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants | shares		16,987,542
Subsequent Event [Member] | Zhonghao Financial Leasing (Tianjin) Co [Member] | Short Term Bank Loan [Member]
Subsequent Events [Line Items]
Borrowings | ¥								¥ 110,000,000
Interest borrowing rate								5.00%
Subsequent Event [Member] | Apex Prospect Limited [Member] | Short Term Bank Loan [Member]
Subsequent Events [Line Items]
Interest borrowing rate							5.00%
Borrowings | ¥							¥ 3,600,000
Subsequent Event [Member] | Beijing Huarui Jingkai Real Estate Co., Ltd [Member] | Short Term Bank Loan [Member]
Subsequent Events [Line Items]
Interest borrowing rate						5.00%
Borrowings | ¥						¥ 100,000,000